SUBSEQUENT EVENTS (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On November 10, 2021, the Company filed with the U.S. Securities and Exchange Commission (“SEC”) in preliminary form a registration statement on Form S-4 (the “Registration Statement”) which contains a preliminary proxy statement/prospectus, in connection with the proposed business combination between the Company and MSP Recovery announced on July 12, 2021. While the Registration Statement has not yet become effective and the information contained therein is subject to change, it provides important information about MSP Recovery, LCAP, and the proposed business combination.

NOTE 12. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than described below and in Note 2, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On February 21, 2021, the Sponsor committed up to $750,000 in loans to the Company for continuing operations to consummate a business combination. The loans are non-interest bearing, unsecured, and to be repaid upon the consummation of a business combination. In the event that a business combination does not occur, then all loaned amounts under this commitment will be forgiven except to the extent that the Company has funds available to it outside the trust account.